SHARE CAPITAL - Disclosure of preferred shares issued and outstanding (Details) - CAD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Issued capital	$ 584,275	$ 585,732
Series I Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares issued	1	1
Issued capital	$ 1	$ 1
Series II Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares issued	100,952	100,952
Issued capital	$ 185,093	$ 185,093
Series III Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares issued	88,889	88,889
Issued capital	$ 198,945	$ 198,945
Series IV Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares issued	1	1
Issued capital	$ 1	$ 1
Series VI Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares issued	1	1
Issued capital	$ 1	$ 1
Series VII Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares issued	33,333	33,333
Issued capital	$ 95,539	$ 95,539
Series VIII Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares issued	1	1
Issued capital	$ 3	$ 3
Series IX Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares issued	277,700	277,700	207,700
Issued capital	$ 126,554	$ 126,554	$ 91,577
Issued in private placement, net of share issue costs, Shares	70,000
Issued in private placement, net of share issue costs	$ 34,977
Preferred share capital [Member]
Disclosure of classes of share capital [line items]
Number of shares issued	500,874	500,874
Issued capital	$ 606,131	$ 606,131